Transaction with non-controlling interests (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Abstract]
Summary Of Acquisition Of Additional Noncontrolling Interests

	For the year ended 31 March 2021	For the year ended 31 March 2020
Particulars	ReNew Akshay Urja Limited	ReNew Solar Energy (Karnataka) Private
Date of transaction with non-controlling interests	25 September 2020	19 June 2019
Segment	Solar power	Solar power
Change in interest (%)	44.00%	49.00%

Non-controlling interest acquired	1,593	418
Cash consideration paid to non-controlling shareholders	1,515	561

Difference recognised in capital reserve within equity	78	(143)

Summary Of Change In Noncontrolling Interest Without Loss Of Control
The carrying value of the net assets of ReNew Surya Mitra Private Limited was INR (0). Following is a schedule of change in interest without loss of control:

	For the year ended 31 March 2020
Particulars	ReNew Solar Energy (Jharkhand Three) Private Limited	ReNew Surya Mitra Private Limited
Date of transaction with non-controlling interests	28 March 2020	4 March 2020
Segment	Solar power	Solar power
Change in interest (%)	49.00%	98.61%
Recognised in non-controlling interests	827	14
Cash consideration received from non-controlling shareholders	832	14

Difference recognised in retained earnings within equity	5	—